Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	166 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	0.15%	1.59%
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.85%	(0.08%)	1.54%
Performance Inception Date				Mar. 01, 2012
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.71%	(1.40%)	0.30%
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.19%	(0.64%)	0.63%